Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 11. Goodwill
The Company has one reporting unit, which has negative equity for the years ended December 31, 2022 and 2021. Goodwill includes the following activity during the years ended December 31, 2022 and 2021:

	Year Ended December 31,
(Amounts in millions)	2022	2021
Balance at beginning of period	$677	$679
Goodwill acquired	10	—
Effect of foreign currency exchange rate changes	(2)	(2)
Balance at end of period	$685	$677